Unaudited Condensed Consolidated Interim Statements of Comprehensive Income/(Loss) - EUR (€) € in Millions	3 Months Ended		9 Months Ended
	Sep. 30, 2018	Sep. 30, 2017	Sep. 30, 2018	Sep. 30, 2017
Statement of comprehensive income [abstract]
Profit (loss)	€ 36.3	€ 41.9	€ 129.7	€ 109.2
Other comprehensive income/(loss):
Actuarial gains/(losses) on defined benefit pension plans	2.6	0.0	(6.4)	5.6
Taxation (charge)/credit on measurement of defined benefit pension plans	(0.8)	0.1	2.1	(3.0)
Total items not reclassified to the Statement of Profit or Loss	1.8	0.1	(4.3)	2.6
(Loss)/gain on investment in foreign subsidiary, net of hedge	(1.3)	(1.4)	5.1	(3.9)
Effective portion of changes in fair value of cash flow hedges	0.0	(8.8)	18.1	(22.8)
Taxation credit/(charge) relating to components of other comprehensive income	0.2	2.0	(5.1)	6.5
Total items that may be subsequently reclassified to the Statement of Profit or Loss	(1.1)	(8.2)	18.1	(20.2)
Other comprehensive income/(loss) for the period, net of tax	0.7	(8.1)	13.8	(17.6)
Total comprehensive income for the period	37.0	33.8	143.5	91.6
Total comprehensive income for the period	37.4	33.8	143.9	91.6
Non-controlling interests	€ (0.4)	€ 0.0	€ (0.4)	€ 0.0